UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

09/30

Date of reporting period: 6/30/12

Item 1.  Schedule of Investments.

Bishop Volatility Flex Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
	Contracts **		Value

		PURCHASED OPTIONS * - 0.20%
	30	S&P 500 Index SPX, June 2012, Call @ $1390	$ 150
	30	S&P 500 Index SPX, June 2012, Put @ $1290	150
	5	S&P 500 Index SPX, June 2012, Put @ $1320	25
	15	S&P 500 Index SPX, July 2012, Call @ $1370	9,450
	30	S&P 500 Index SPX, July 2012, Call @ $1400	1,650
	15	S&P 500 Index SPX, July 2012, Put @ $1330	3,075
		TOTAL PURCHASED OPTIONS	14,500
		( Cost - $22,884)
	Shares
		SHORT-TERM INVESTMENTS - 93.45%
		MONEY MARKET FUNDS - 51.01%
	3,581,205	BlackRock Liquidity Funds T-Fund Portfolio, 0.02% +	3,581,205
	24,923	HighMark Diversified Money Market Fund, 0.04% +	24,923
			3,606,128
	Principal
		U.S. TREASURY BILLS - 42.44%
	$ 3,000,000	United States Treasury Bill due 8/2/12, 0.01%	3,000,109

		TOTAL SHORT-TERM INVESTMENTS	6,606,237
		( Cost - $6,606,237)

		TOTAL INVESTMENTS - 93.65%
		( Cost - $6,629,121) (a)	$ 6,620,737
		OTHER ASSETS LESS LIABILITIES - 6.35%	448,858
		NET ASSETS - 100.00%	$ 7,069,595

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes, including options written, is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 3,683
		Unrealized Depreciation:	(12,067)
		Net Unrealized Depreciation:	$ (8,384)

*	Non-income producing security.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+	Money market fund; rate reflects seven-day effective yield on June 30, 2012.

		SCHEDULE OF WRITTEN OPTIONS*

	Contracts **	Security, Expiration Date, Exercise Price	Value
	5	S&P 500 Index SPX, June 2012, Put @ $1340	$ 25
	45	S&P 500 Index SPX, July 2012, Call @ $1380	12,600
		TOTAL WRITTEN OPTIONS	$ 12,625
		(Premiums received $15,050)

*	Non-income producing security.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

Bishop Volatility Flex Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Purchased Options	$ 14,500	$ -	$ -	$ 14,500
Money Market Funds	3,606,128	-	-	3,606,128
U.S. Treasury Bill	-	3,000,109	-	3,000,109
Total	$ 3,620,628	$ 3,000,109	$ -	$ 6,620,737
Liabilities
Written Options	$ 12,625	$ -	$ -	$ 12,625
Total	$ 12,625	$ -	$ -	$ 12,625

There were no transfers into or out of Level 1 and 2 during the current period presented.   It is the Fund's policy to recognize transfers in to and out of Level 1 and Level 2 at the end of the reporting period.   The Fund did not hold any level 3 securities during the period.

Bishop Volatility Flex Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/29/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/29/12